CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Equity (Deficit) Attributable to E-House	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest	Total Comprehensive Income
Balance at Dec. 31, 2008	$ 406,990,005	$ 403,298,472	$ 79,770	$ 301,812,186	$ 85,296,056	$ 16,110,460		$ 3,691,533
Balance (in shares) at Dec. 31, 2008			79,769,481
Increase (Decrease) in Stockholders' Equity
Net income (loss)	117,382,323	100,278,300			100,278,300			17,104,023	117,382,323
Foreign currency translation adjustments	36,707	156,237				156,237		(119,530)	36,707
Total comprehensive income (loss)	117,419,030	100,434,537						16,984,493	117,419,030
Share-based compensation	11,920,554	10,185,511		10,185,511				1,735,043
Exercise of share options	2,754,106	2,754,106	509	2,753,597
Exercise of share options (in shares)			509,562
Vesting of the restricted shares	434,730	434,730	144	434,586
Vesting of the restricted shares (in shares)			144,000
Replacement of COHT share options	14,960,796	7,486,795		7,486,795				7,474,001
Capital injection and non-controlling interest recognized in connection with business acquisition	1,260,780							1,260,780
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(37,249,329)	(17,368,975)		(17,446,572)		77,597		(19,880,354)
Repurchase of shares	(1,874,085)	(1,874,085)	(277)	(1,048,703)	(825,105)
Repurchase of shares (in shares)			(277,174)
Recognition of change in E-House's economic interests in CRIC	796,703,118	352,415,498		352,415,498				444,287,620
Balance at Dec. 31, 2009	1,313,319,705	857,766,589	80,146	656,592,898	184,749,251	16,344,294		455,553,116
Balance (in shares) at Dec. 31, 2009			80,145,869
Increase (Decrease) in Stockholders' Equity
Net income (loss)	48,675,814	36,154,393			36,154,393			12,521,421	48,675,814
Foreign currency translation adjustments	12,779,476	11,237,772				11,237,772		1,541,704	12,779,476
Total comprehensive income (loss)	61,455,290	47,392,165						14,063,125	61,455,290
Dividends	(20,081,057)	(20,081,057)			(20,081,057)
Dividends to non-controlling interest	(1,231,562)							(1,231,562)
Share-based compensation	27,005,773	19,987,214		19,987,214				7,018,559
Exercise of share options	1,557,960	1,557,960	301	1,623,076			(65,417)
Exercise of share options (in shares)			301,192
Vesting of the restricted shares			305	(305)
Vesting of the restricted shares (in shares)			305,465
Capital injection and non-controlling interest recognized in connection with business acquisition	5,763,694							5,763,694
Exercise of CRIC share options	1,455,639	(1,873,657)		(1,873,657)				3,329,296
Vesting of CRIC restricted shares	262,500	(121,968)		(121,968)				384,468
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(12,868,370)	(3,556,107)		(3,614,582)		58,475		(9,312,263)
Distribution to E-house		28,708		28,708				(28,708)
Balance at Dec. 31, 2010	1,376,639,572	901,099,847	80,752	672,621,384	200,822,587	27,640,541	(65,417)	475,539,725
Balance (in shares) at Dec. 31, 2010			80,752,526
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(465,020,512)	(270,357,081)			(270,357,081)			(194,663,431)	(465,020,512)
Foreign currency translation adjustments	24,231,778	18,612,494				18,612,494		5,619,284	24,231,778
Total comprehensive income (loss)	(440,788,734)	(251,744,587)						(189,044,147)	(440,788,734)
Dividends	(20,209,842)	(20,209,842)			(20,209,842)
Dividends to non-controlling interest	(783,403)							(783,403)
Share-based compensation	32,023,557	24,360,791		24,360,791				7,662,766
Exercise of share options	503,046	503,046	81	437,548			65,417
Exercise of share options (in shares)			81,495
Vesting of the restricted shares			631	(631)
Vesting of the restricted shares (in shares)			630,603
Capital injection and non-controlling interest recognized in connection with business acquisition	5,844,009	1,785,764		1,785,764				4,058,245
Changes in equity ownership on partial disposal of subsidiaries	514,156	278,332		278,332				235,824
Exercise of CRIC share options	791,139	(2,218,582)		(2,218,582)				3,009,721
Vesting of CRIC restricted shares	262,500	(134,500)		(134,500)				397,000
Disposal of subsidiaries	(493,617)							(493,617)
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(29,862,792)	(286,912)		(120,820)	(166,092)			(29,575,880)
Repurchase of shares	(20,071,589)	(20,071,589)	(2,398)	(8,915,855)	(11,153,336)
Repurchase of shares (in shares)			(2,399,000)
Balance at Dec. 31, 2011	$ 904,368,002	$ 633,361,768	$ 79,066	$ 688,093,431	$ (101,063,764)	$ 46,253,035		$ 271,006,234
Balance (in shares) at Dec. 31, 2011			79,065,624